Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 TWD	Dec. 31, 2010 TWD
ASSETS
Cash and cash equivalents	$ 88,792	2,687,746	1,569,792
Short-term investments	2,981	90,237	41,200
Notes and accounts receivable, net	38,800	1,174,469	810,842
Inventories	30,325	917,937	698,581
Restricted assets-current	15,198	460,052	200,732
Deferred income tax assets, net	1,078	32,630	48,891
Prepaid expenses and other current assets	2,448	74,087	40,295
Total current assets	179,622	5,437,158	3,410,333
Long-term investments	178	5,399	5,399
Property and equipment, net	24,736	748,751	743,028
Deferred income tax assets, net	3,678	111,340	162,738
Goodwill	38,769	1,173,546	1,168,807
Intangible assets, net			23,088
Other assets	3,707	112,193	91,143
Total assets	250,690	7,588,387	5,604,536
LIABILITIES AND SHAREHOLDERS' EQUITY
Notes and accounts payable	21,005	635,782	330,065
Income tax payable	3,307	100,097	37,605
Current portion of long-term payable	409	12,389	31,525
Accrued expenses and other current liabilities	18,016	545,371	409,650
Total current liabilities	42,737	1,293,639	808,845
Long-term payable, net of current portion	252	7,640	5,373
Other long-term liabilities	2,852	86,312	63,886
Total liabilities	45,841	1,387,591	878,104
Commitments and Contingencies (Note 17)
Shareholders' Equity
Ordinary Shares at US$ 0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 117,139 thousand shares in 2010 and 124,572 thousand shares in 2011	1,310	39,647	37,191
Additional paid-in capital	168,645	5,104,881	4,775,392
Accumulated other comprehensive income (loss)	(324)	(9,797)	69,216
Retained Earnings (Accumulated deficit)	35,218	1,066,065	(155,367)
Total shareholders' equity	204,849	6,200,796	4,726,432
Total liabilities and shareholders' equity	$ 250,690	7,588,387	5,604,536